RELATED PARTIES (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Thousands				1 Months Ended					2 Months Ended		12 Months Ended
	May 12, 2024 Share	May 04, 2021 ILS (₪)	May 04, 2021 USD ($)	May 29, 2024 ILS (₪)	May 29, 2024 USD ($)	Mar. 28, 2022 Options	Nov. 30, 2016 ILS (₪)	Nov. 30, 2016 USD ($)	Mar. 10, 2021 ILS (₪)	Mar. 10, 2021 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) ₪ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)
Disclosure of transactions between related parties [line items]
Compensation											$ 49,228,000	$ 36,520,000		$ 32,402,000
Payment of fees											12,256,000	8,443,000		5,903,000
A. Omer & Co.
Disclosure of transactions between related parties [line items]
Payment of fees											32,000	64,000		148,000
A. Omer & Co. | New Service Agreement
Disclosure of transactions between related parties [line items]
Discount of fees for services hourly rates				25.00%	25.00%
A. Omer & Co. | New Service Agreement | Minimum
Disclosure of transactions between related parties [line items]
Monthly cost				₪ 20	$ 5,000
Fees for services hourly rates				200	54,000
A. Omer & Co. | New Service Agreement | Maximum
Disclosure of transactions between related parties [line items]
Monthly cost				30	8,000
Fees for services hourly rates				₪ 250	$ 68,000
Reuven Amar
Disclosure of transactions between related parties [line items]
Total expenses of related parties											172,000	$ 177,000		$ 206,000
Number of options to purchase ordinary shares | shares												2,500		2,500
Exercise price per share of ordinary shares | (per share)												$ 18.83	₪ 65.7
Oded Frenkel
Disclosure of transactions between related parties [line items]
Total expenses of related parties											$ 204,000	$ 212,000		$ 236,000
Number of options to purchase ordinary shares | shares											2,500	2,500		2,500
Exercise price per share of ordinary shares | (per share)												$ 18.83	₪ 65.7
Mr. Yair Nechmad
Disclosure of transactions between related parties [line items]
Payment of management and consulting fee		₪ 140	$ 43,000				₪ 50	$ 14,500	₪ 50	$ 15,000
Monthly cost									150	46,000
Payment for each of 12 months during the year to related parties															₪ 149	$ 41,000
Mr. David Ben Avi
Disclosure of transactions between related parties [line items]
Payment of management and consulting fee		₪ 140	$ 43,000				₪ 50	$ 14,500	50	15,000
Monthly cost									₪ 150	$ 46,000
Payment for each of 12 months during the year to related parties															149	41,000
Mr. Amir Nechmad
Disclosure of transactions between related parties [line items]
Payment for each of 12 months during the year to related parties												$ 22,000	₪ 28,000	$ 28,000		17,000
Director
Disclosure of transactions between related parties [line items]
Insurance policy covering risk															₪ 67,000	$ 20,000,000
Insurance policy claim											$ 5,000,000
Mr Arnon Nechmad
Disclosure of transactions between related parties [line items]
Total expenses of related parties											91,000	81,000		83,000
Mrs. Tal Tenenboim
Disclosure of transactions between related parties [line items]
Compensation											80,000	55,000		26,000
Number of share options granted | Options						500
Mr. Eran Havshush
Disclosure of transactions between related parties [line items]
Payment of fees											$ 82,000	$ 88,000		$ 122,000
Mr. Eran Havshush | RSUs
Disclosure of transactions between related parties [line items]
Number of share options granted | Share	1,013